Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposit Liabilities [Line Items]
Brokered deposit	$ 1,900,000,000	$ 2,400,000,000
Deposit Liabilities Reclassified As Loans Receivable	$ 9,000,000	$ 10,000,000